FAIR VALUE MEASUREMENTS (Schedule of Changes in Fair Value of Warrants Liability) (Details) - Fair value of derivative liability [Member] - CNY (¥)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	¥ 0	¥ 68,377,608
Foreign exchange loss on warrant liability	0	1,465,872
Change in fair value of warrant liability	0	1,110,360
Balance	¥ 0	¥ 70,953,840